Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent Events

Note 21. Subsequent Events

On February 16, 2022, a putative class action lawsuit, styled Rose v. Butterfly Network, Inc., was filed in the United States District Court for the District of New Jersey against the Company, its President and Chief Executive Officer, its Chief Financial Officer, the Chairman of its board of directors, as well as Longview’s Chairman (who is a director of the Company), Chief Executive Officer, Chief Financial Officer and members of Longview’s board of directors prior to the Business Combination, alleging violations of the Securities Exchange Act of 1934, as amended. The alleged class consists of all persons or entities who purchased or otherwise acquired the Company’s stock between February 16, 2021 and November 15, 2021 and/or holders as of the record date for the special meeting of shareholders held on February 12, 2021 in connection with the approval of the Business Combination. The lawsuit is premised upon allegations that the defendants made false and misleading statements and/or omissions about its post-Business Combination business and financial prospects, including the impact of the COVID-19 pandemic. The Company intends to vigorously defend against this action. The lawsuit seeks unspecified damages, together with interest thereon, as well as the costs and expenses of litigation. There is no assurance that the Company will be successful in the defense of the litigation or that insurance will be available or adequate to fund any potential settlement or judgment or the litigation costs of the action. The Company is unable to predict the outcome or reasonably estimate a range of possible loss at this time.